FINANCIAL INSTRUMENTS (Details 15) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	R$ (48,556)	R$ (439)	R$ (115,815)
Liabilities non-current	(227,451)
Total	(227,451)
Exchange Rate Swap Dollar Real [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	176,991	37,322
Exchange Rate Swap Dollar Euro [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net		7,119	(9,070)
Exchange Rate Swap G B P Euro [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net			(602)
Exchange Rate Swap C D I Dollar [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	43,817	R$ (9,960)	R$ (106,143)
Liabilities non-current	(58,005)
Total	(58,005)
Interest Rate Swap C D I I P C A [Member]
IfrsStatementLineItems [Line Items]
Liabilities non-current	(157,979)
Total	(157,979)
Exchange Rate Swap C D I I P C A [Member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	R$ (257,897)